Summary of Significant Accounting Policies Basis of Presentation - Schedule of Earnings Per Share Basic And Diluted (Parenthetical) (Detail) - USD ($)	3 Months Ended								5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 25, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 26, 2021	Sep. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ (21,878,000)					$ (17,202,000)				$ (57,186,000)	$ (48,506,000)	$ (68,292,000)	$ (77,572,000)	$ (56,517,000)
AEA-Bridges Impact Corp
Net income		$ 3,892,215	$ 12,089,930	$ 8,997,219	$ 5,451,821		$ (2,244,949)	$ 19,314,054	$ (20,061,109)	24,979,364	$ 22,520,926	$ 4,822,073
Interest on mandatorily redeemable Class A ordinary shares		$ 3,323,742								$ 3,323,742